Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Exploration Expenditures [Abstract]
Summary of Company's Exploration and Evaluation Expenditures

The following table summarizes the Company’s exploration and evaluation expenditures:

	Years Ended December 31,
	2025			2024			2023
	Millennial Projects	Other	Total	Millennial Projects	Other	Total	Millennial Projects	Other	Total
	$	$	$	$	$	$	$	$	$
Consulting and salaries	2,307	1,489	3,796	4,372	1,641	6,013	6,086	3,153	9,239
Permitting and environmental	98	-	98	222	-	222	-	-	-
Field supplies and other	1,761	-	1,761	2,289	-	2,289	5,986	10	5,996
Depreciation	140	-	140	207	-	207	468	-	468
Drilling and geological expenses	894	-	894	1,347	-	1,347	5,511	-	5,511
	5,200	1,489	6,689	8,437	1,641	10,078	18,051	3,163	21,214